Off-Balance Sheet Arrangements, Commitments And Contingencies - Leases (Details 2) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Noncancelable future operating lease commitments
2015	$ 933
2016	1,274		$ 1,274
2017	1,215		1,215
2018	860		860
2019	758		758
Thereafter	2,141		2,141
Total	7,181		7,542
Rent expense under noncancelable operating lease obligations, net of income from noncancelable subleases	$ 392	$ 329	$ 1,400	$ 1,400	$ 1,200